Public Offering Warrants (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May 24, 2018	Jun. 30, 2019	Jun. 30, 2018
Public Offering Warrants (Textual)
Warrrants issued		$ 107,000	$ 283,192
Public offering warrants	$ 612,223
IPO [Member]
Public Offering Warrants (Textual)
Issuance of warrants	283,192
Warrants term and exercisable, description	The warrants carry a term of five years expiring in May 2023 and shall not be exercisable for a period of 180 days from May 23, 2018. During year ended June 30, 2018, no warrants were exercised. During the year ended June 30, 2019, 176,192 warrants were exercised and 99,380 common shares were issued.
IPO [Member] | Minimum [Member]
Public Offering Warrants (Textual)
Purchase shares per share	$ 4.20
IPO [Member] | Maximum [Member]
Public Offering Warrants (Textual)
Purchase shares per share	$ 6.3